Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Aug. 28, 2013
Institutional, Class P, Administrative, Class D | AllianzGI Emerging Markets Opportunities Fund | D
Risk/Return:
Trading Symbol	AOTDX
Institutional, Class P, Administrative, Class D | AllianzGI Emerging Markets Opportunities Fund | Institutional
Risk/Return:
Trading Symbol	AOTIX
Institutional, Class P, Administrative, Class D | AllianzGI Emerging Markets Opportunities Fund | P
Risk/Return:
Trading Symbol	AEMPX
Institutional, Class P, Administrative, Class D | AllianzGI Focused Growth Fund | Institutional
Risk/Return:
Trading Symbol	PGFIX
Institutional, Class P, Administrative, Class D | AllianzGI Focused Growth Fund | P
Risk/Return:
Trading Symbol	AOGPX
Institutional, Class P, Administrative, Class D | AllianzGI Focused Growth Fund | D
Risk/Return:
Trading Symbol	PGRDX
Institutional, Class P, Administrative, Class D | AllianzGI Focused Growth Fund | Administrative
Risk/Return:
Trading Symbol	PGFAX
Institutional, Class P, Administrative, Class D | AllianzGI Global Commodity Equity Fund | Institutional
Risk/Return:
Trading Symbol	RGLIX
Institutional, Class P, Administrative, Class D | AllianzGI Global Commodity Equity Fund | P
Risk/Return:
Trading Symbol	APGPX
Institutional, Class P, Administrative, Class D | AllianzGI Global Commodity Equity Fund | D
Risk/Return:
Trading Symbol	ARMDX
Institutional, Class P, Administrative, Class D | AllianzGI Global Small-Cap Fund | D
Risk/Return:
Trading Symbol	DGSNX
Institutional, Class P, Administrative, Class D | AllianzGI Global Small-Cap Fund | Institutional
Risk/Return:
Trading Symbol	DGSCX
Institutional, Class P, Administrative, Class D | AllianzGI Global Small-Cap Fund | P
Risk/Return:
Trading Symbol	ARSPX
Institutional, Class P, Administrative, Class D | AllianzGI Income & Growth Fund | Class D
Risk/Return:
Trading Symbol	AZNDX
Institutional, Class P, Administrative, Class D | AllianzGI Income & Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	AZNIX
Institutional, Class P, Administrative, Class D | AllianzGI Income & Growth Fund | P
Risk/Return:
Trading Symbol	AIGPX
Institutional, Class P, Administrative, Class D | AllianzGI International Managed Volatility Fund | Administrative
Risk/Return:
Trading Symbol	ANCAX
Institutional, Class P, Administrative, Class D | AllianzGI International Managed Volatility Fund | D
Risk/Return:
Trading Symbol	PNIDX
Institutional, Class P, Administrative, Class D | AllianzGI International Managed Volatility Fund | Institutional
Risk/Return:
Trading Symbol	NAISX
Institutional, Class P, Administrative, Class D | AllianzGI International Managed Volatility Fund | P
Risk/Return:
Trading Symbol	ANIPX
Institutional, Class P, Administrative, Class D | AllianzGI Large-Cap Growth Fund | Administrative
Risk/Return:
Trading Symbol	DLGAX
Institutional, Class P, Administrative, Class D | AllianzGI Large-Cap Growth Fund | Institutional
Risk/Return:
Trading Symbol	DRLCX
Institutional, Class P, Administrative, Class D | AllianzGI Large-Cap Growth Fund | P
Risk/Return:
Trading Symbol	ARLPX
Institutional, Class P, Administrative, Class D | AllianzGI Large-Cap Growth Fund | D
Risk/Return:
Trading Symbol	DLCNX
Institutional, Class P, Administrative, Class D | AllianzGI Mid-Cap Fund | Administrative
Risk/Return:
Trading Symbol	DRMAX
Institutional, Class P, Administrative, Class D | AllianzGI Mid-Cap Fund | Institutional
Risk/Return:
Trading Symbol	DRMCX
Institutional, Class P, Administrative, Class D | AllianzGI Mid-Cap Fund | D
Risk/Return:
Trading Symbol	DMCNX
Institutional, Class P, Administrative, Class D | AllianzGI Mid-Cap Fund | Class P
Risk/Return:
Trading Symbol	ARMPX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ All-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PNCAX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ All-Cap Value Fund | D
Risk/Return:
Trading Symbol	PNFDX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ All-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PNFIX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ All-Cap Value Fund | P
Risk/Return:
Trading Symbol	ANFPX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Dividend Value Fund | Administrative
Risk/Return:
Trading Symbol	ANDAX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Dividend Value Fund | Institutional
Risk/Return:
Trading Symbol	NFJEX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Dividend Value Fund | P
Risk/Return:
Trading Symbol	ADJPX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Dividend Value Fund | D
Risk/Return:
Trading Symbol	PEIDX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ International Value Fund | Institutional
Risk/Return:
Trading Symbol	ANJIX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ International Value Fund | P
Risk/Return:
Trading Symbol	AFVPX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ International Value Fund | D
Risk/Return:
Trading Symbol	AFJDX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ International Value Fund | Administrative
Risk/Return:
Trading Symbol	AIVAX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Large-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	ANVIX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Large-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	ALNFX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Large-Cap Value Fund | P
Risk/Return:
Trading Symbol	ALCPX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Large-Cap Value Fund | D
Risk/Return:
Trading Symbol	PNBDX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Mid-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PRAAX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Mid-Cap Value Fund | D
Risk/Return:
Trading Symbol	PREDX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Mid-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PRNIX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Small-Cap Value Fund | Administrative
Risk/Return:
Trading Symbol	PVADX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Small-Cap Value Fund | D
Risk/Return:
Trading Symbol	PNVDX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Small-Cap Value Fund | Institutional
Risk/Return:
Trading Symbol	PSVIX
Institutional, Class P, Administrative, Class D | AllianzGI NFJ Small-Cap Value Fund | P
Risk/Return:
Trading Symbol	ASVPX
Institutional, Class P, Administrative, Class D | AllianzGI Opportunity Fund | Administrative
Risk/Return:
Trading Symbol	POADX
Institutional, Class P, Administrative, Class D | AllianzGI Opportunity Fund | Institutional
Risk/Return:
Trading Symbol	POFIX
Institutional, Class P, Administrative, Class D | AllianzGI Opportunity Fund | D
Risk/Return:
Trading Symbol	APPDX
Institutional, Class P, Administrative, Class D | AllianzGI Opportunity Fund | P
Risk/Return:
Trading Symbol	AOCPX
Institutional, Class P, Administrative, Class D | AllianzGI Technology Fund | Administrative
Risk/Return:
Trading Symbol	DGTAX
Institutional, Class P, Administrative, Class D | AllianzGI Technology Fund | P
Risk/Return:
Trading Symbol	ARTPX
Institutional, Class P, Administrative, Class D | AllianzGI Technology Fund | Institutional
Risk/Return:
Trading Symbol	DRGTX
Institutional, Class P, Administrative, Class D | AllianzGI Technology Fund | D
Risk/Return:
Trading Symbol	DGTNX
Institutional, Class P, Administrative, Class D | AllianzGI U.S. Managed Volatility Fund | Administrative
Risk/Return:
Trading Symbol	NGFAX
Institutional, Class P, Administrative, Class D | AllianzGI U.S. Managed Volatility Fund | Institutional
Risk/Return:
Trading Symbol	NGFIX
Institutional, Class P, Administrative, Class D | AllianzGI U.S. Managed Volatility Fund | P
Risk/Return:
Trading Symbol	ANCPX
Institutional, Class P, Administrative, Class D | AllianzGI U.S. Managed Volatility Fund | D
Risk/Return:
Trading Symbol	NGWDX
Institutional, Class P, Administrative, Class D | AllianzGI Wellness Fund | D
Risk/Return:
Trading Symbol	DGHCX
Class A, Class B, Class C, Class R | AllianzGI Emerging Markets Opportunities Fund | A
Risk/Return:
Trading Symbol	AOTAX
Class A, Class B, Class C, Class R | AllianzGI Emerging Markets Opportunities Fund | C
Risk/Return:
Trading Symbol	AOTCX
Class A, Class B, Class C, Class R | AllianzGI Focused Growth Fund | A
Risk/Return:
Trading Symbol	PGWAX
Class A, Class B, Class C, Class R | AllianzGI Focused Growth Fund | B
Risk/Return:
Trading Symbol	PGFBX
Class A, Class B, Class C, Class R | AllianzGI Focused Growth Fund | C
Risk/Return:
Trading Symbol	PGWCX
Class A, Class B, Class C, Class R | AllianzGI Focused Growth Fund | R
Risk/Return:
Trading Symbol	PPGRX
Class A, Class B, Class C, Class R | AllianzGI Global Commodity Equity Fund | A
Risk/Return:
Trading Symbol	ARMAX
Class A, Class B, Class C, Class R | AllianzGI Global Commodity Equity Fund | C
Risk/Return:
Trading Symbol	ARMCX
Class A, Class B, Class C, Class R | AllianzGI Global Small-Cap Fund | A
Risk/Return:
Trading Symbol	RGSAX
Class A, Class B, Class C, Class R | AllianzGI Global Small-Cap Fund | B
Risk/Return:
Trading Symbol	RGSBX
Class A, Class B, Class C, Class R | AllianzGI Global Small-Cap Fund | C
Risk/Return:
Trading Symbol	RGSCX
Class A, Class B, Class C, Class R | AllianzGI Income & Growth Fund | Class A
Risk/Return:
Trading Symbol	AZNAX
Class A, Class B, Class C, Class R | AllianzGI Income & Growth Fund | Class C
Risk/Return:
Trading Symbol	AZNCX
Class A, Class B, Class C, Class R | AllianzGI International Managed Volatility Fund | A
Risk/Return:
Trading Symbol	PNIAX
Class A, Class B, Class C, Class R | AllianzGI International Managed Volatility Fund | C
Risk/Return:
Trading Symbol	PNICX
Class A, Class B, Class C, Class R | AllianzGI International Managed Volatility Fund | R
Risk/Return:
Trading Symbol	ANIRX
Class A, Class B, Class C, Class R | AllianzGI Large-Cap Growth Fund | A
Risk/Return:
Trading Symbol	RALGX
Class A, Class B, Class C, Class R | AllianzGI Large-Cap Growth Fund | B
Risk/Return:
Trading Symbol	RBLGX
Class A, Class B, Class C, Class R | AllianzGI Large-Cap Growth Fund | C
Risk/Return:
Trading Symbol	RCLGX
Class A, Class B, Class C, Class R | AllianzGI Large-Cap Growth Fund | R
Risk/Return:
Trading Symbol	PLCRX
Class A, Class B, Class C, Class R | AllianzGI Mid-Cap Fund | A
Risk/Return:
Trading Symbol	RMDAX
Class A, Class B, Class C, Class R | AllianzGI Mid-Cap Fund | B
Risk/Return:
Trading Symbol	RMDBX
Class A, Class B, Class C, Class R | AllianzGI Mid-Cap Fund | C
Risk/Return:
Trading Symbol	RMDCX
Class A, Class B, Class C, Class R | AllianzGI Mid-Cap Fund | R
Risk/Return:
Trading Symbol	PRMRX
Class A, Class B, Class C, Class R | AllianzGI NFJ All-Cap Value Fund | A
Risk/Return:
Trading Symbol	PNFAX
Class A, Class B, Class C, Class R | AllianzGI NFJ All-Cap Value Fund | B
Risk/Return:
Trading Symbol	PNFBX
Class A, Class B, Class C, Class R | AllianzGI NFJ All-Cap Value Fund | C
Risk/Return:
Trading Symbol	PNFCX
Class A, Class B, Class C, Class R | AllianzGI NFJ Dividend Value Fund | A
Risk/Return:
Trading Symbol	PNEAX
Class A, Class B, Class C, Class R | AllianzGI NFJ Dividend Value Fund | B
Risk/Return:
Trading Symbol	PNEBX
Class A, Class B, Class C, Class R | AllianzGI NFJ Dividend Value Fund | C
Risk/Return:
Trading Symbol	PNECX
Class A, Class B, Class C, Class R | AllianzGI NFJ Dividend Value Fund | R
Risk/Return:
Trading Symbol	PNERX
Class A, Class B, Class C, Class R | AllianzGI NFJ International Value Fund | A
Risk/Return:
Trading Symbol	AFJAX
Class A, Class B, Class C, Class R | AllianzGI NFJ International Value Fund | C
Risk/Return:
Trading Symbol	AFJCX
Class A, Class B, Class C, Class R | AllianzGI NFJ International Value Fund | R
Risk/Return:
Trading Symbol	ANJRX
Class A, Class B, Class C, Class R | AllianzGI NFJ Large-Cap Value Fund | A
Risk/Return:
Trading Symbol	PNBAX
Class A, Class B, Class C, Class R | AllianzGI NFJ Large-Cap Value Fund | R
Risk/Return:
Trading Symbol	ANLRX
Class A, Class B, Class C, Class R | AllianzGI NFJ Large-Cap Value Fund | B
Risk/Return:
Trading Symbol	PNBBX
Class A, Class B, Class C, Class R | AllianzGI NFJ Large-Cap Value Fund | C
Risk/Return:
Trading Symbol	PNBCX
Class A, Class B, Class C, Class R | AllianzGI NFJ Mid-Cap Value Fund | A
Risk/Return:
Trading Symbol	PQNAX
Class A, Class B, Class C, Class R | AllianzGI NFJ Mid-Cap Value Fund | B
Risk/Return:
Trading Symbol	PQNBX
Class A, Class B, Class C, Class R | AllianzGI NFJ Mid-Cap Value Fund | C
Risk/Return:
Trading Symbol	PQNCX
Class A, Class B, Class C, Class R | AllianzGI NFJ Mid-Cap Value Fund | R
Risk/Return:
Trading Symbol	PRNRX
Class A, Class B, Class C, Class R | AllianzGI NFJ Small-Cap Value Fund | A
Risk/Return:
Trading Symbol	PCVAX
Class A, Class B, Class C, Class R | AllianzGI NFJ Small-Cap Value Fund | B
Risk/Return:
Trading Symbol	PCVBX
Class A, Class B, Class C, Class R | AllianzGI NFJ Small-Cap Value Fund | C
Risk/Return:
Trading Symbol	PCVCX
Class A, Class B, Class C, Class R | AllianzGI NFJ Small-Cap Value Fund | R
Risk/Return:
Trading Symbol	PNVRX
Class A, Class B, Class C, Class R | AllianzGI Opportunity Fund | A
Risk/Return:
Trading Symbol	POPAX
Class A, Class B, Class C, Class R | AllianzGI Opportunity Fund | B
Risk/Return:
Trading Symbol	POOBX
Class A, Class B, Class C, Class R | AllianzGI Opportunity Fund | C
Risk/Return:
Trading Symbol	POPCX
Class A, Class B, Class C, Class R | AllianzGI Opportunity Fund | R
Risk/Return:
Trading Symbol	AOORX
Class A, Class B, Class C, Class R | AllianzGI Technology Fund | A
Risk/Return:
Trading Symbol	RAGTX
Class A, Class B, Class C, Class R | AllianzGI Technology Fund | B
Risk/Return:
Trading Symbol	RBGTX
Class A, Class B, Class C, Class R | AllianzGI Technology Fund | C
Risk/Return:
Trading Symbol	RCGTX
Class A, Class B, Class C, Class R | AllianzGI U.S. Managed Volatility Fund | A
Risk/Return:
Trading Symbol	NGWAX
Class A, Class B, Class C, Class R | AllianzGI U.S. Managed Volatility Fund | B
Risk/Return:
Trading Symbol	NGWBX
Class A, Class B, Class C, Class R | AllianzGI U.S. Managed Volatility Fund | C
Risk/Return:
Trading Symbol	NGWCX
Class A, Class B, Class C, Class R | AllianzGI Wellness Fund | A
Risk/Return:
Trading Symbol	RAGHX
Class A, Class B, Class C, Class R | AllianzGI Wellness Fund | B
Risk/Return:
Trading Symbol	RBGHX
Class A, Class B, Class C, Class R | AllianzGI Wellness Fund | C
Risk/Return:
Trading Symbol	RCGHX